UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number: 028-05187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               1/16/2002
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    22

Form 13F Information Table Value    $36245

List of Other Included Managers:    NONE

                              SECURITIES VALUATION

Reconnaissance Fund

                                                              FORM 13F-HR
                                                         For the Period: 12/31/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
iSHARES S&P 600 SM CAP        COMMON        464287804        6978         61000   SH           X                   61000
ML BIOTECH HLDG               COMMON        09067D201        4620         35000   SH           X                   35000
WALMART STORES                COMMON        931142103        2014         35000   SH           X                   35000
PRAXAIR INC                   COMMON        74005P104        1934         35000   SH           X                   35000
ANADARCO PETROLEUM CORP       COMMON        032511107        1706         30000   SH           X                   30000
FAIRCHILD SEMICONDUCTOR       COMMON        303726103        1692         60000   SH           X                   60000
CATERPILLAR INC               COMMON        149123101        1568         30000   SH           X                   30000
LOWE'S COMPANIES              COMMON        548661107        1485         32000   SH           X                   32000
NABORS INDUSTRIES             COMMON        629568106        1373         40000   SH           X                   40000
INTL GAMING TECHNOLOGY        COMMON        459902102        1366         20000   SH           X                   20000
GENERAL DYNAMICS INC          COMMON        369550108        1195         15000   SH           X                   15000
IGEN INTERNATIONAL            OTC           449536101        1163         29000   SH           X                   29000
APACHE CORP                   COMMON        037411105        1147         23000   SH           X                   23000
APPLIED FILMS                 OTC           038197109        1094         35000   SH           X                   35000
BJ SERVICE CO                 COMMON        055482103         974         30000   SH           X                   30000
MICROCHIP TECHNOLOGY INC      OTC           595017104         969         25000   SH           X                   25000
MICRON TECHNOLOGY             COMMON        595112103         930         30000   SH           X                   30000
PHOTON DYNAMICS               OTC           719364101         913         20000   SH           X                   20000
VARIAN SEMICONDUCTOR EQUIP    OTC           922207105         865         25000   SH           X                   25000
WATERS CORP                   COMMON        941848103         775         20000   SH           X                   20000
S1 TECHNOLOGIES               OTC           78463B101         760         47000   SH           X                   47000
NETWORKS ASSOCIATES           OTC           640938106         724         28000   SH           X                   28000
Total                                                       36245
